RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Notes to Financial Statements
Additional Accured compensation	$ 37,500
Accrued compensation to officer's	75,000
Payments on notes payable to related parties	89,192
Related parties loaned to the companies	44,190
Loans from Related Party	$ 104,998	$ 102,500	$ 150,000